Note 6 - Employee Costs Payable	3 Months Ended
Feb. 28, 2014
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
6.	Employee costs payable

As at February 28, 2014, the Company had $Nil (November 30, 2013 - $336,327) salaries payable to Dr. Isa Odidi and Dr. Amina Odidi, principal shareholders, directors and executive officers of the Company and $197,930 (November 30, 2013 - $172,289) for other amounts payable to certain employees.  These balances are due on demand and therefore presented as current in nature.